ADVANCES FROM THE FEDERAL HOME LOAN BANK	12 Months Ended
Sep. 30, 2012
ADVANCES FROM THE FEDERAL HOME LOAN BANK
ADVANCES FROM THE FEDERAL HOME LOAN BANK

9.                      ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank of Des Moines at September 30, 2012 and 2011 are summarized as follows:

	2012		2011
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
Maturing within the year ending September 30,
2012	$60,000,000	0.25%	$—	—%
2015	25,000,000	2.70	25,000,000	2.70
Thereafter	4,000,000	5.48	4,000,000	5.48
Total	$89,000,000	1.18%	$29,000,000	3.08%

The average balances of advances from the Federal Home Loan Bank were $32.2 million and $81.4 million, respectively, and the maximum month-end balances were $89.0 million and $257.5 million, respectively, for the years ended September 30, 2012 and 2011, respectively.  The average rates paid during the years ended September 30, 2012 and 2011 were 2.86% and 1.32%, respectively.

The Bank has the ability to borrow funds from the Federal Home Loan Bank equal to 25% of the Bank’s total assets under a blanket agreement that assigns all investments in Federal Home Loan Bank stock as well as qualifying first mortgage loans as collateral to secure the amounts borrowed. In addition to the $89.0 million in advances outstanding at September 30, 2012, the Bank had approximately $168.6 million in additional borrowing capacity available to it under this arrangement.  The assets underlying the Federal Home Loan Bank borrowings are under the Bank’s physical control.